Business Acquisitions (Tables)	9 Months Ended
Sep. 30, 2017
Business Acquisition, Pro Forma Information

The following table presents the unaudited pro forma consolidated financial information for 2015 (in thousands):

Unaudited pro forma financial information (Athenex, Polymed, and CDE consolidated)	Year Ended December 31,
2015
Consolidated revenue	$21,032
Consolidated net loss	$(51,682)

Polymed
Summary of the Purchase Price and the Initial Estimates of the Fair Values of Assets and Liabilities Acquired at the Date of Acquisition

The following table summarizes the purchase price and the initial estimates of the fair values of assets and liabilities acquired at the date of acquisition (in thousands):

Consideration:
Cash	$9,285
Debt repaid	2,234
Promissory notes	3,275
Stock issued (1,538,464 shares at $7.50)	11,538
Contingent consideration	4,488

Purchase price	$30,820

Net assets acquired:
Cash	$443
Accounts receivable	4,527
Inventories	3,876
Other assets	199
Property and equipment	1,011
Customer list	1,593
Technology	3,712
Accounts payable and other accruals	(5,718)
Deferred income tax liability	(987)
Customer deposits	(40)

Total identifiable net assets	8,616
Goodwill	22,204

Total purchase price allocation	$30,820

CDE
Summary of the Purchase Price and the Initial Estimates of the Fair Values of Assets and Liabilities Acquired at the Date of Acquisition

The following table summarizes the purchase price and the initial estimates of the fair values of assets and liabilities acquired at the date of acquisition (in thousands):

Consideration:
Stock issued (1,651,264 shares at $9)	$14,861

Purchase price	$14,861

Net assets acquired:
Cash	$1,699
Accounts receivable	107
Inventories	166
Other assets	449
Property and equipment	1,803
In-process research & development	1,884
Investment	144
Accounts payable and other accruals	(1,671)
Mortgage liability	(1,099)

Total identifiable net assets	3,482
Goodwill	11,379

Total purchase price allocation	$14,861